ITEM 4 AND ITEM 5
Grant Thornton LLP
27777 Franklin Road, Suite 800
Southfield, MI 48034
REPORT OF INDEPENDENT CERTIFIED PUBLIC
ACCOUNTANTS
T 248.262.1950
F 248.350.3581
www.GrantThornton.com

October 6, 2017

Board of Directors and Management of
Credit Acceptance Corporation
25505 W. Twelve Mile Road
Southfield, MI 48034

Wells Fargo Securities, LLC
550 S. Tryon Street
MAC D1086-051
Charlotte, NC 28202

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by the Board of Directors and management of Credit Acceptance Corporation (the “Company”), solely to assist you in the proposed offering of Credit Acceptance Auto Loan Trust 2017-3. Credit Acceptance Corporation’s Management is responsible for the completeness, accuracy, and reliability of the information disclosed in the Data File (as defined herein). This agreed-upon procedure engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Board of Directors and management of Credit Acceptance Corporation and Wells Fargo Securities, LLC. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows.

1.	The Company provided a Data File with information for certain vehicle loans which the Company represented was as of the close of business of August 31, 2017.

2.
One hundred vehicle loans were selected by Wells Fargo Securities, LLC from the Data File. The sample of loans is listed in Exhibit A. For each of the selected loans we compared the following information, designated by Wells Fargo Securities, LLC, to the related retail instalment contract and in instances where consumers changed their address subsequent to the origination of their loan, we agreed the state of the other Company records.

a.	Loan number

b.	Original amount financed

c.	First payment date (scheduled)

d.	Original term to maturity

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e.	Monthly payment

f.	Interest rate

g.	State

h.	Compared the Vehicle Identification Number (“VIN”) on the contract to the VIN on the title document (actual title or title application, as applicable)

We defined the term “compare” as meaning we compared to the information shown in the Data File and found it to be in agreement. Such information was deemed to be in agreement if differences were attributable to rounding. The term “rounding” was defined as meaning amounts and percentages that were within $1 and 0.1%, respectively. We noted no exceptions.

We were not engaged to and did not conduct an examination or review of the Data File, the objective of which would be the expression of an opinion or limited assurance on the financial information or part thereof. Accordingly, we do not express such an opinion or limited assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Board of Directors and Management of Credit Acceptance Corporation and Wells Fargo Securities, LLC and is not intended to be, and should not be, used by anyone other than these specified parties.

/s/ GRANT THORNTON LLP

Southfield, Michigan
October 6, 2017

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd

Exhibit A

Sample	Loan Number	Sample	Loan Number	Sample	Loan Number
1	XXXX8956	36	XXXX7304	71	XXXX2945
2	XXXX8957	37	XXXX1667	72	XXXX7341
3	XXXX6286	38	XXXX6736	73	XXXX6068
4	XXXX0051	39	XXXX2764	74	XXXX9497
5	XXXX7307	40	XXXX2597	75	XXXX6813
6	XXXX2680	41	XXXX0166	76	XXXX5833
7	XXXX0446	42	XXXX1426	77	XXXX1986
8	XXXX3618	43	XXXX5062	78	XXXX5075
9	XXXX5098	44	XXXX0959	79	XXXX8334
10	XXXX2783	45	XXXX4130	80	XXXX6082
11	XXXX8750	46	XXXX7301	81	XXXX9200
12	XXXX4019	47	XXXX3751	82	XXXX0305
13	XXXX3753	48	XXXX3095	83	XXXX8625
14	XXXX2665	49	XXXX1889	84	XXXX6405
15	XXXX8377	50	XXXX0469	85	XXXX7943
16	XXXX9100	51	XXXX6446	86	XXXX0756
17	XXXX2025	52	XXXX8825	87	XXXX4694
18	XXXX5572	53	XXXX8988	88	XXXX2263
19	XXXX3246	54	XXXX1935	89	XXXX1890
20	XXXX3058	55	XXXX6718	90	XXXX3903
21	XXXX3888	56	XXXX3520	91	XXXX4217
22	XXXX7851	57	XXXX9093	92	XXXX4614
23	XXXX0627	58	XXXX8023	93	XXXX0215
24	XXXX4572	59	XXXX1191	94	XXXX0250
25	XXXX1293	60	XXXX9382	95	XXXX0255
26	XXXX7373	61	XXXX0908	96	XXXX7823
27	XXXX4646	62	XXXX6494	97	XXXX6845
28	XXXX6678	63	XXXX6055	98	XXXX1984
29	XXXX9064	64	XXXX6028	99	XXXX3942
30	XXXX4512	65	XXXX1711	100	XXXX6036
31	XXXX1283	66	XXXX4459
32	XXXX4218	67	XXXX4609
33	XXXX6903	68	XXXX8948
34	XXXX6126	69	XXXX5183
35	XXXX1134	70	XXXX2098

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U.S. member firm of Grant Thornton International Ltd